SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State tax, net of valuation allowance	0.00%	1.70%
Permanent differences	1.00%	7.20%
Tax return to provision adjustment	0.40%	(0.20%)
Change in federal valuation allowance	39.70%	(29.70%)
Adjustment for stock-based compensation	(62.10%)
Effective tax rate	0.00%	0.00%